UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

FORM N-Q

JANUARY 31, 2014

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited)	January 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.2%
Alabama - 1.2%
Alabama State Public School & College Authority	5.000%	5/1/14	$7,500,000	$7,588,425
Fairfield, AL, IDB, Environmental Improvement Revenue, U.S. Steel Corp. Project	5.375%	6/1/15	11,855,000	11,966,200
Jefferson County, AL, Sewer Revenue:
Subordinated Lien	5.000%	10/1/15	500,000	521,585
Subordinated Lien	5.000%	10/1/16	1,000,000	1,070,740
Subordinated Lien	5.000%	10/1/17	2,250,000	2,450,205
Subordinated Lien	5.000%	10/1/18	2,000,000	2,192,560

Total Alabama				25,789,715

Alaska - 0.6%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II	4.000%	6/1/17	675,000	737,059
State Capital Project II	5.000%	6/1/18	200,000	228,644
State Capital Project II	5.000%	12/1/18	500,000	577,075
State Capital Project II	5.000%	6/1/19	300,000	346,857
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/18	10,000,000	11,466,100

Total Alaska				13,355,735

Arizona - 1.2%
Arizona State, COP, Department of Administration, AGM	5.000%	10/1/14	12,405,000	12,764,001
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	4.000%	7/1/18	2,200,000	2,475,638
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	5.000%	7/1/18	2,000,000	2,336,400
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	5.000%	7/1/19	4,670,000	5,528,906
Yavapai County, AZ, IDA, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.125%	6/1/18	2,500,000	2,448,700	(a)(b)(c)

Total Arizona				25,553,645

Arkansas - 0.1%
Springdale, AR, Sales & Use Tax Revenue	4.000%	7/1/17	1,140,000	1,248,197
Springdale, AR, Sales & Use Tax Revenue	4.000%	7/1/18	1,000,000	1,102,590

Total Arkansas				2,350,787

California - 11.3%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Episcopal Senior Communities	2.000%	7/1/14	335,000	336,012
Episcopal Senior Communities	3.000%	7/1/15	410,000	417,425
Episcopal Senior Communities	3.000%	7/1/16	800,000	820,592
Episcopal Senior Communities	4.000%	7/1/18	1,565,000	1,637,663
Bay Area, CA, Toll Authority, Toll Bridge Revenue, San Francisco Bay Area	0.740%	10/1/19	5,250,000	5,247,165	(b)(c)
California State Department of Water Resources, Power Supply Revenue	5.000%	5/1/14	9,250,000	9,359,243
California State Department of Water Resources, Power Supply Revenue	5.000%	5/1/15	7,000,000	7,416,430
California State Economic Recovery, GO	5.000%	7/1/14	10,000,000	10,195,700	(b)(c)
California State Health Facilities Financing Authority Revenue:
Northern California Retired Officers Community - Paradise Valley Estates Project	4.000%	1/1/16	1,040,000	1,099,342

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Northern California Retired Officers Community - Paradise Valley Estates Project	3.000%	1/1/17	$480,000	$506,712
Northern California Retired Officers Community - Paradise Valley Estates Project	4.000%	1/1/18	1,290,000	1,414,446
California State Public Works Board, Lease Revenue:
California State University Project	5.000%	9/1/18	675,000	785,511
California State University Project	5.000%	9/1/19	1,180,000	1,395,822
Department of Corrections & Rehabilitation	3.000%	9/1/17	750,000	806,888
Department of Corrections & Rehabilitation	5.000%	9/1/17	600,000	687,654
Department of Corrections & Rehabilitation	4.000%	9/1/18	1,000,000	1,121,360
Department of Corrections & Rehabilitation	5.000%	9/1/18	1,000,000	1,165,650
Department of Corrections & Rehabilitation	4.000%	9/1/19	1,200,000	1,352,940
Department of Corrections & Rehabilitation	5.000%	9/1/19	750,000	885,413
Judicial Council Projects	3.000%	3/1/18	3,190,000	3,432,025
California State, GO	0.590%	12/1/16	25,000,000	25,017,000	(b)(c)
California State, GO	4.000%	9/1/17	1,500,000	1,673,760
California State, GO	5.000%	9/1/17	5,000,000	5,755,250
California State, GO	4.000%	12/1/17	20,000,000	22,087,000	(b)(c)
California State, GO, Various Purpose	5.000%	10/1/18	10,000,000	11,740,200
California Statewide CDA Revenue:
FHA, Methodist Hospital Project	5.500%	2/1/14	1,785,000	1,785,000
Kaiser Permanente	5.000%	5/1/17	11,565,000	13,164,065	(b)(c)
Central Valley Financing Authority, CA, Cogeneration Project Revenue:
Carson Ice Generation Project	5.000%	7/1/15	750,000	794,475
Carson Ice Generation Project	5.000%	7/1/16	1,000,000	1,094,080
Contra Costa, CA, Water District Revenue	5.000%	10/1/15	14,115,000	15,214,559
Contra Costa, CA, Water District Revenue	4.000%	10/1/16	4,750,000	5,193,270
Contra Costa, CA, Water District Revenue	5.000%	10/1/16	9,000,000	10,077,210
Contra Costa, CA, Water District Revenue	5.000%	10/1/18	2,000,000	2,349,040
Contra Costa, CA, Water District Revenue	5.000%	10/1/19	2,100,000	2,502,087
El Dorado, CA, Irrigation District, COP	3.500%	8/1/15	1,085,000	1,123,680
Irvine, CA, Improvement Bond Act 1915, Assessment District No. 12-1	3.000%	9/2/16	1,490,000	1,554,323
Lee Lake, CA, PFA Revenue	4.000%	9/1/16	1,530,000	1,610,264
Lee Lake, CA, PFA Revenue	4.000%	9/1/18	1,500,000	1,580,025
Los Angeles, CA, Department of Airports Revenue, Ontario International, NATL	5.000%	5/15/18	1,400,000	1,504,384	(a)
Mount San Antonio, CA, Community College District, GO	5.000%	9/1/17	400,000	460,116
Mount San Antonio, CA, Community College District, GO	5.000%	9/1/18	500,000	586,475
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue	5.000%	2/1/16	1,930,000	2,095,227
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue	5.000%	2/1/17	3,530,000	3,943,645
Port of Oakland, CA	5.000%	5/1/16	2,500,000	2,726,650	(a)
Port of Oakland, CA	5.000%	5/1/17	2,250,000	2,522,295	(a)
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.000%	6/1/19	1,700,000	2,032,078
Riverside, CA, USD, Financing Authority Revenue	3.000%	9/1/15	1,575,000	1,620,266
Riverside, CA, USD, Financing Authority Revenue	3.000%	9/1/16	1,625,000	1,688,781
Riverside, CA, USD, Financing Authority Revenue	4.000%	9/1/17	1,370,000	1,478,257
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/14	650,000	660,517
Procter & Gamble Project	5.000%	7/1/15	875,000	927,911
Procter & Gamble Project	5.000%	7/1/16	1,000,000	1,096,590

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Sacramento, CA, USD, COP, AGM	3.040%	3/1/14	$8,410,000	$8,416,139	(b)(c)
San Bernardino County, CA, COP, Arrowhead Project	5.000%	8/1/14	5,000,000	5,113,950
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/14	2,000,000	2,026,860
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/15	4,300,000	4,553,012
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	4.000%	11/1/14	3,090,000	3,175,933	(d)
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	4.000%	11/1/14	1,910,000	1,963,556
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	5.000%	11/1/15	3,020,000	3,267,066	(d)
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	5.000%	11/1/15	1,870,000	2,021,620
Sweetwater, CA, Union High School District, GO, BAN	5.000%	1/1/18	10,000,000	11,257,900
Upland, CA, Successor Agency to the Upland Community Redevelopment Agency Revenue, Merged Project Tax Allocation	4.000%	9/1/18	650,000	715,189

Total California				240,253,698

Colorado - 1.5%
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	5.000%	11/11/14	5,000,000	5,176,650	(b)(c)
Evangelical Lutheran Good Samaritan Society	5.000%	12/1/14	10,000,000	10,305,600	(b)(c)
Denver, CO, Urban Renewal Authority Tax Increment Revenue:
Stapleton	5.000%	12/1/16	1,850,000	2,054,850
Stapleton	5.000%	12/1/17	4,000,000	4,530,840
Stapleton	5.000%	12/1/18	5,265,000	5,997,888
Plaza, CO, Metropolitan District #1 Revenue	4.000%	12/1/16	1,000,000	1,035,070
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/17	1,000,000	1,070,180
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/19	1,000,000	1,076,710

Total Colorado				31,247,788

Connecticut - 2.6%
Bridgeport, CT, GO	5.000%	8/15/14	1,000,000	1,022,130
Bridgeport, CT, GO	5.000%	8/15/15	3,950,000	4,190,199
Bridgeport, CT, GO	5.000%	8/15/16	1,575,000	1,728,547
Bridgeport, CT, GO	5.000%	8/15/17	1,660,000	1,872,331
Bridgeport, CT, GO	5.000%	8/15/18	1,740,000	1,976,187
Connecticut State HEFA Revenue:
Connecticut State University	5.000%	11/1/16	1,195,000	1,334,839
Connecticut State University	5.000%	11/1/17	1,260,000	1,450,512
Connecticut State, GO	0.570%	4/15/16	4,300,000	4,309,374	(b)
Connecticut State, GO	0.470%	9/15/16	2,000,000	1,994,740	(b)
Connecticut State, GO	0.720%	4/15/17	4,000,000	4,018,720	(b)
Connecticut State, GO	0.560%	9/15/17	5,000,000	4,982,450	(b)
Connecticut State, GO	0.690%	9/15/17	3,000,000	2,982,930	(b)(c)
Connecticut State, GO:
GAAP Conversion	5.000%	10/15/18	3,500,000	4,121,040
GAAP Conversion	5.000%	10/15/19	8,900,000	10,577,828
SIFMA Index	0.460%	3/1/18	2,500,000	2,489,900	(b)
Connecticut State, Resources Recovery Authority Revenue:
Covanta Southeastern Connecticut Co.	4.000%	11/15/14	1,755,000	1,806,106	(a)
Covanta Southeastern Connecticut Co.	4.000%	11/15/15	2,635,000	2,784,483	(a)
West Haven, CT, GO:

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
AGM	3.000%	8/1/15	$500,000	$510,855
AGM	5.000%	8/1/16	1,095,000	1,194,470

Total Connecticut				55,347,641

District of Columbia - 0.1%
Metropolitan Washington DC, Airports Authority System Revenue	4.000%	10/1/18	1,000,000	1,097,340	(a)

Florida - 6.1%
Broward County, FL, School Board, COP	4.000%	7/1/17	2,000,000	2,179,300
Broward County, FL, School Board, COP	5.000%	7/1/17	3,945,000	4,429,643
Citizens Property Insurance Corp., FL, Coastal	5.000%	6/1/15	10,000,000	10,600,500
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/14	640,000	645,926
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/16	1,075,000	1,149,949
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/17	1,000,000	1,091,040
Escambia County, FL, PCR Revenue, Gulf Power Co. Project	1.550%	6/15/16	4,250,000	4,253,910	(b)(c)
Florida State Board of Education, Lottery Revenue	5.000%	7/1/15	20,380,000	21,743,422
Jacksonville Electric Authority, FL, Electric System Revenue	4.000%	10/1/18	1,000,000	1,133,200
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/16	2,000,000	2,205,780
JEA, FL, Electric System Revenue	5.000%	10/1/14	5,000,000	5,037,700	(e)
Manatee County, FL, Revenue, Refunding & Improvement	5.000%	10/1/18	1,100,000	1,279,476
Miami-Dade County, FL, Aviation Revenue	4.000%	10/1/15	3,125,000	3,297,094	(a)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/16	1,750,000	1,928,115	(a)
Miami-Dade County, FL, Aviation Revenue	4.000%	10/1/17	1,000,000	1,092,320	(a)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/17	900,000	1,019,583
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/18	1,500,000	1,731,300
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Assured Guaranty	3.000%	7/1/14	3,620,000	3,661,051	(d)
Assured Guaranty	3.000%	7/1/14	1,695,000	1,714,374
Assured Guaranty	3.000%	7/1/15	2,120,000	2,194,751
Miami-Dade County, FL, School Board, COP	4.000%	4/1/16	1,645,000	1,759,097
Miami-Dade County, FL, School Board, COP	5.000%	8/1/16	25,000,000	27,295,750	(b)(c)
Miami-Dade County, FL, School Board, COP	5.000%	8/1/17	2,000,000	2,267,720
Miami-Dade County, FL, Special Obligation:
Capital Asset Acquisition, AGM	4.000%	4/1/14	1,205,000	1,211,905
Capital Asset Acquisition, AGM	4.000%	4/1/15	1,225,000	1,276,364
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/15	15,235,000	16,377,016
Osceola County, FL, Capital Improvements Revenue	5.000%	10/1/14	1,990,000	2,034,039
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/15	1,425,000	1,454,654
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/17	1,520,000	1,556,343
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/18	1,585,000	1,607,063

Total Florida				129,228,385

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 3.6%
Atlanta, GA, Development Authority Student Housing Revenue, Piedmont/Ellis LLC University Commons Project	5.000%	9/1/18	$1,010,000	$1,161,288
Burke County, GA, Development Authority Revenue:
Georgia Transmission Corp. Vogtle Project	1.250%	5/1/15	15,000,000	15,099,750	(b)(c)
Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	12,000,000	11,551,920	(b)(c)
Burke County, GA, Development Authority, PCR Revenue:
Georgia Power Co. Plant Vogtle Project	1.550%	6/21/16	15,000,000	15,126,150	(b)(c)
Georgia Power Co. Plant Vogtle Project	1.750%	6/1/17	19,700,000	19,868,678	(b)(c)
Monroe County, GA, Development Authority, PCR:
Gulf Power Co.	1.700%	6/21/17	2,500,000	2,514,750	(b)(c)
Gulf Power Co., Plant Scherer Project	2.000%	6/21/18	6,500,000	6,510,790	(b)(c)
Richmond County, GA, Board of Education, GO	5.000%	10/1/16	2,250,000	2,516,107
Richmond County, GA, Board of Education, GO	5.000%	10/1/17	2,750,000	3,167,395

Total Georgia				77,516,828

Hawaii - 0.1%
Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue:
Kahala Senior Living Community Inc.	4.000%	11/15/14	1,000,000	1,013,620
Kahala Senior Living Community Inc.	4.500%	11/15/16	1,335,000	1,393,019
Kahala Senior Living Community Inc.	5.000%	11/15/18	400,000	431,460

Total Hawaii				2,838,099

Illinois - 6.2%
Chicago, IL, O’Hare International Airport Revenue, General, Senior Lien	4.000%	1/1/19	20,000,000	21,723,200	(a)
Chicago, IL, Park District, GO:
Harbor Facilities	4.000%	1/1/18	1,150,000	1,242,725
Harbor Facilities	5.000%	1/1/19	1,000,000	1,127,520
Chicago, IL, Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/15	2,155,000	2,303,738
Illinois EFA Revenues, University of Chicago	3.375%	2/1/19	8,000,000	8,000,720	(b)(c)
Illinois Finance Authority, Gas Supply Revenue, Peoples Gas Light & Coke Co.	2.625%	8/1/15	6,000,000	6,159,060	(b)(c)
Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Gtd. Solid Waste Disposal Revenue, Prairie Power Inc.	3.000%	5/6/14	11,760,000	11,806,452	(b)(c)
Illinois State Finance Authority Revenue, Ascension Health	5.000%	5/1/17	4,000,000	4,516,800	(b)(c)
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	6/15/17	5,000,000	5,607,900
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	12/15/17	4,000,000	4,486,320
Illinois State, GO	5.000%	1/1/15	45,000,000	46,797,750
Illinois State, GO	4.000%	7/1/18	9,000,000	9,850,860
Illinois State, GO	5.000%	7/1/19	8,000,000	9,131,200

Total Illinois				132,754,245

Indiana - 2.7%
Indiana Finance Authority Water Utility Revenue, Citizens Energy	3.000%	10/1/14	4,000,000	4,065,080
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	3.000%	10/1/16	10,340,000	10,930,828
Indiana Health Facility Financing Authority Revenue:
Ascencion Health	5.000%	7/28/16	4,000,000	4,375,520	(b)(c)
Ascension Health	4.000%	6/1/16	21,000,000	22,367,310	(b)(c)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	2.800%	6/2/14	15,260,000	15,433,201	(b)(c)

Total Indiana				57,171,939

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Iowa - 1.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Co. Project	5.000%	12/1/19	$23,920,000	$23,645,159

Kentucky - 0.8%
Kentucky Public Transportation Infrastructure Authority Toll Revenue, BAN, Downtown Crossing Project	5.000%	7/1/17	10,000,000	11,147,100
Kentucky State Property & Building Commission, EDR	5.000%	5/1/14	2,035,000	2,058,932
Kentucky State Property & Building Commission Revenue, AGM	5.250%	10/1/15	3,800,000	4,103,772
Russell, KY, Revenue, Bon Secours Health Systems Inc.	4.000%	11/1/15	300,000	314,514

Total Kentucky				17,624,318

Louisiana - 0.1%
Louisiana Local Government Environmental Facilities & CDA, Louisiana Community & Technical College System Facilities Corp. Project	4.000%	10/1/14	1,500,000	1,535,910
Louisiana Stadium & Exposition District	5.000%	7/1/18	350,000	399,781

Total Louisiana				1,935,691

Maryland - 0.1%
Maryland State Transportation Authority, Passenger Facility Charge Revenue, Baltimore/Washington International	5.000%	6/1/17	1,965,000	2,193,137	(a)

Massachusetts - 4.1%
Massachusetts State DFA Revenue:
Avon Associates LLC Project, AGM	4.000%	10/1/14	915,000	930,820
Avon Associates LLC Project, AGM	4.000%	4/1/16	970,000	1,015,745
Avon Associates LLC Project, AGM	4.000%	10/1/17	1,020,000	1,076,029
Boston University	0.620%	3/30/17	7,000,000	6,995,660	(b)(c)
Partners Healthcare System Inc.	0.580%	1/30/18	9,000,000	9,000,000	(b)(c)
Massachusetts State Port Authority Revenue	5.000%	7/1/14	5,000,000	5,094,100	(a)
Massachusetts State Port Authority Revenue	5.000%	7/1/15	4,010,000	4,258,901	(a)
Massachusetts State School Building Authority, Sales Tax Revenue	5.000%	5/15/19	1,200,000	1,425,744
Massachusetts State, GO	0.290%	2/1/14	21,500,000	21,500,000	(b)
Massachusetts State, GO:
Consol Loan	0.380%	1/1/17	20,000,000	19,947,600	(b)
Consolidated Loan	0.420%	9/1/14	15,000,000	15,003,600	(b)

Total Massachusetts				86,248,199

Michigan - 4.3%
Detroit, MI, City School District, GO:
School Building & Site Improvement, Q-SBLF	5.000%	5/1/15	1,275,000	1,324,088
School Building & Site Improvement, Q-SBLF	5.000%	5/1/16	2,000,000	2,122,080
School Building & Site Improvement, Q-SBLF	5.000%	5/1/17	2,500,000	2,701,300
Michigan Finance Authority Revenue, Detroit School District	5.000%	6/1/16	23,000,000	24,316,520
Michigan State Building Authority Revenue:
Facilities Program	4.000%	10/15/14	2,915,000	2,990,790
Facilities Program	4.000%	10/15/15	2,030,000	2,154,358

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan State Finance Authority Revenue:
Hospital Oakwood Obligated Group	3.000%	11/1/15	$3,795,000	$3,916,136
Hospital Oakwood Obligated Group	4.000%	11/1/16	2,240,000	2,399,667
Hospital Oakwood Obligated Group	4.000%	11/1/17	4,645,000	5,035,598
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison Co.	5.250%	8/1/14	11,000,000	11,235,620	(b)(c)
River Rouge, MI, School District, GO	5.000%	5/1/16	1,160,000	1,268,425
Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/14	2,810,000	2,911,722	(a)
Detroit Metropolitan Airport	5.000%	12/1/15	27,680,000	29,721,123	(a)

Total Michigan				92,097,427

Minnesota - 0.2%
Minnesota Agricultural & Economic Development Board Revenue:
Essentia Health Care	4.000%	2/15/14	3,460,000	3,463,287
Essentia Health Care	5.000%	2/15/15	1,340,000	1,396,079

Total Minnesota				4,859,366

Mississippi - 0.1%
Mississippi State Development Bank Special Obligation Revenue, City of Jackson, Capital City Convention Center, Municipal Government Gtd.	5.000%	3/1/19	1,000,000	1,150,780

Missouri - 0.2%
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	2.850%	9/1/18	3,500,000	3,511,865

Nebraska - 0.2%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/18	4,050,000	4,507,042

New Hampshire - 0.2%
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Waste Management Inc.	2.125%	6/1/18	5,000,000	4,897,400	(a)(b)(c)

New Jersey - 7.7%
Hamilton Township, NJ, Mercer County, GO	3.000%	8/1/17	1,750,000	1,866,602
Hamilton Township, NJ, Mercer County, GO	4.000%	8/1/18	1,000,000	1,108,590
Lenape, NJ, Regioinal High School District, GO, School Board Reserve Fund	4.000%	3/15/18	1,000,000	1,101,820
Mount Laurel Township, NJ, Board of Education, GO:
School Board Reserve Fund	4.000%	8/1/17	1,000,000	1,100,440
School Board Reserve Fund	4.000%	8/1/18	1,000,000	1,109,510
New Jersey EDA Revenue:
School Facilities	4.000%	9/1/14	4,000,000	4,088,040
School Facilities	5.000%	9/1/15	3,000,000	3,223,950
School Facilities	5.000%	9/1/16	4,605,000	5,129,556
School Facilities Construction	5.000%	12/15/14	2,000,000	2,083,440
New Jersey Health Care Facilities Financing Authority Revenue, Catholic Health East	5.000%	11/15/14	4,710,000	4,887,473
New Jersey State EDA Lease Revenue:
Rutgers University	5.000%	6/15/18	1,000,000	1,156,820
Rutgers University	5.000%	6/15/19	1,380,000	1,620,893
New Jersey State EDA Revenue	5.000%	6/15/14	4,000,000	4,063,960
New Jersey State EDA Revenue	5.000%	6/15/16	5,000,000	5,485,200
New Jersey State EDA Revenue	5.000%	6/15/17	6,000,000	6,725,580
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	5,440,000	5,367,594	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
School Facilities Construction	5.000%	3/1/19	$10,000,000	$11,639,400
New Jersey State EFA Revenue:
Rider University	5.000%	7/1/17	1,000,000	1,089,310
University of Medicine & Dentistry of New Jersey	6.000%	12/1/14	5,000,000	5,239,400	(d)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/15	4,500,000	4,866,930
New Jersey State Transportation Trust Fund Authority Revenue, Transportation Program	4.000%	6/15/18	5,000,000	5,557,000
New Jersey State Turnpike Authority Revenue	0.790%	12/22/14	32,500,000	32,525,025	(b)(c)(f)
New Jersey State Turnpike Authority Revenue	0.570%	1/1/16	32,500,000	32,526,975	(b)(c)
New Jersey State Turnpike Authority Revenue	5.000%	1/1/18	460,000	528,204
Newark, NJ, GO:
Qualified General Improvement	5.000%	7/15/18	4,000,000	4,588,600
TAN	1.500%	2/20/14	4,636,000	4,637,298
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates	4.000%	6/1/16	650,000	691,392
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates	4.000%	6/1/17	775,000	837,550
Rutgers State University Revenue	5.000%	5/1/17	750,000	847,673
Rutgers State University Revenue	4.000%	5/1/18	750,000	833,565
Rutgers State University Revenue	5.000%	5/1/18	300,000	345,762
Rutgers State University Revenue	5.000%	5/1/19	1,500,000	1,756,095
Trenton, NJ, GO	4.000%	7/15/17	1,750,000	1,910,510
Trenton, NJ, GO	4.000%	7/15/18	1,370,000	1,500,629
Union County, NJ, GO	4.000%	3/1/18	1,000,000	1,106,330
Union County, NJ, GO	4.000%	3/1/19	1,500,000	1,674,705

Total New Jersey				164,821,821

New York - 9.7%
Babylon, NY, Industrial Development Agency Resource Recovery Revenue, Covanta Babylon Inc.	5.000%	1/1/15	4,295,000	4,406,455
Build NYC Resource Corp., NY, Revenue:
YMCA of Greater New York Project	5.000%	8/1/16	840,000	908,342
YMCA of Greater New York Project	5.000%	8/1/17	660,000	726,403
Erie County, NY, Fiscal Stability Authority Revenue:
Sales Tax & State Aid Secured	5.000%	1/15/19	1,000,000	1,171,390
Sales Tax & State Aid Secured	4.000%	3/15/19	600,000	675,102
Greece, NY, CSD, GO	5.000%	12/15/17	650,000	742,911
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	4.000%	7/1/15	480,000	499,358
South Nassau Communities Hospital	4.000%	7/1/16	1,280,000	1,361,267
South Nassau Communities Hospital	5.000%	7/1/18	1,275,000	1,430,933
Winthrop University Hospital Assistance Project	4.000%	7/1/16	1,000,000	1,063,240
Winthrop University Hospital Assistance Project	5.000%	7/1/18	685,000	765,405
New York City, NY, HDC Revenue	5.000%	7/1/16	2,650,000	2,914,629
New York City, NY, HDC Revenue	5.000%	7/1/17	4,375,000	4,935,919
New York City, NY, HDC Revenue	5.000%	7/1/18	3,250,000	3,739,125
New York City, NY, Health & Hospital Corp. Revenue, Health System	5.000%	2/15/15	4,000,000	4,192,360
New York City, NY, Industrial Development Agency, Airport Facilities Revenue:
Transportation Infrastructure Properties LLC	5.000%	7/1/14	1,750,000	1,770,545	(a)
Transportation Infrastructure Properties LLC	5.000%	7/1/15	2,000,000	2,049,860	(a)
Transportation Infrastructure Properties LLC	5.000%	7/1/16	2,545,000	2,637,613	(a)
New York City, NY, TFA Revenue, Future Tax Secured	5.000%	11/1/14	20,935,000	21,682,798

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York City, NY, Trust for Cultural Resources Revenue, Juilliard School	2.100%	7/1/15	$4,000,000	$4,092,360	(b)(c)
New York State Dormitory Authority Revenues, Non-State Supported Debt, Interagency Council Pooled Loan Program	4.000%	7/1/16	1,085,000	1,154,950
New York State Energy Research & Development Authority, PCR, New York State Electric & Gas Corp.	2.125%	3/15/15	14,000,000	14,153,300
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations	5.000%	5/1/19	38,000,000	44,155,620
New York State Thruway Authority Service Contract Revenue, Local Highway & Bridge	5.000%	4/1/15	33,000,000	34,815,330
New York State Thruway Authority, State Personal Income Tax Revenue:
Transportation	5.000%	3/15/17	1,250,000	1,419,675
Transportation	4.000%	3/15/18	1,000,000	1,122,250
Transportation	5.000%	3/15/18	625,000	726,538
Transportation	5.000%	3/15/19	500,000	591,190
Orange County, NY, Funding Corp. Revenue:
Mount St. Mary College	3.000%	7/1/15	1,115,000	1,150,324
Mount St. Mary College	4.000%	7/1/16	1,020,000	1,091,532
Mount St. Mary College	4.000%	7/1/17	1,060,000	1,149,856
Mount St. Mary College	4.000%	7/1/18	1,110,000	1,208,046
Schenectady County, NY, Capital Resource Corp. Revenue, FHA 242, Ellis Hospital	1.750%	2/15/18	3,225,000	3,211,294
Tobacco Settlement Financing Corp., NY, Revenue	5.000%	6/1/21	7,500,000	8,357,775
Tobacco Settlement Financing Corp., NY, Revenue	5.000%	6/1/22	7,000,000	7,786,170
Triborough Bridge & Tunnel Authority, NY, Revenue	5.000%	11/15/14	20,000,000	20,721,600	(b)(c)
Utility Debt Securitization Authority, NY, Revenue:
Restructuring	5.000%	6/15/18	1,500,000	1,650,390
Restructuring	5.000%	12/15/18	1,000,000	1,121,280

Total New York				207,353,135

North Carolina - 0.2%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Wake Forest Baptist Obligated Group	0.780%	12/1/17	4,790,000	4,749,093	(b)(c)

North Dakota - 0.1%
McLean County, ND, Solid Waste Facilities Revenue, Great River Energy	3.500%	7/1/15	3,000,000	3,073,380	(a)(b)(c)

Ohio - 3.9%
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/17	1,350,000	1,504,656
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/18	1,000,000	1,135,940
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/19	2,200,000	2,540,274
Montgomery County, OH, Revenue, Miami Valley Hospital	5.250%	11/15/14	2,650,000	2,726,293	(b)(c)
Ohio State Air Quality Development Authority Revenue:
Columbus Southern Power Co.	3.875%	6/1/14	5,000,000	5,038,250	(b)(c)
FirstEnergy Generation Corp.	2.250%	9/15/16	18,000,000	18,031,680	(b)(c)
Pollution Control, FirstEnergy Nuclear Generation Corp.	3.750%	12/1/14	20,995,000	21,417,419	(b)(c)
U.S. Steel Corp. Project	5.375%	11/1/15	9,660,000	9,818,521
Ohio State Higher Educational Facility Commission Revenue, Oberlin College	5.000%	10/1/14	3,000,000	3,095,100

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio State Hospital Revenue, University Hospitals Health System Inc.	5.000%	1/15/17	$1,360,000	$1,507,397
Ohio State University Revenue	5.000%	12/1/14	6,605,000	6,867,549
Ohio State University Revenue	5.000%	12/1/14	395,000	410,500	(d)
Ohio State Water Development Authority Revenue:
FirstEnergy Generation Corp.	2.250%	9/15/16	3,150,000	3,094,938	(b)(c)
Water Development, Fresh Water Revenue	5.000%	12/1/18	3,000,000	3,540,240
Water Development, Fresh Water Revenue	5.000%	6/1/19	1,665,000	1,977,004

Total Ohio				82,705,761

Oklahoma - 0.2%
Oklahoma State Development Finance Authority:
St. John Health System Inc.	5.000%	2/15/16	1,545,000	1,680,497
St. John Health System Inc.	5.000%	2/15/17	1,500,000	1,686,165

Total Oklahoma				3,366,662

Oregon - 0.6%
Clackamas County, OR, Hospital Facility Authority Revenue, Legacy Health System	5.000%	7/15/14	5,000,000	5,083,250	(b)(c)
Medford, OR, Hospital Facilities Authority Revenue:
Rogue Valley Manor	3.000%	10/1/16	1,025,000	1,052,173
Rogue Valley Manor	4.000%	10/1/18	1,070,000	1,126,132
Oregon State Department of Administrative Services, Lottery Revenue	5.000%	4/1/14	2,000,000	2,015,720
Oregon State Facilities Authority Revenue, Legacy Health System	5.000%	3/15/14	750,000	753,885
Oregon State Health & Science University Revenue	5.000%	7/1/16	1,000,000	1,095,830
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/18	1,000,000	1,135,420

Total Oregon				12,262,410

Pennsylvania - 7.5%
Allegheny County, PA, Higher Education Building Authority University Revenue:
Duquesne University of the Holy Spirit	5.000%	3/1/18	1,000,000	1,121,750
Duquesne University of the Holy Spirit	5.000%	3/1/19	500,000	566,835
Allegheny County, PA, Hospital Development Authority Revenue, University Pittsburgh Medical Center	5.000%	5/15/15	8,250,000	8,746,320
Beaver County, PA, IDA Revenue, FirstEnergy Generation Corp. Project	2.150%	3/1/17	11,200,000	10,877,552
Beaver County, PA, IDA, PCR, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	10,000,000	10,204,900	(b)(c)
Delaware River Port Authority, PA, Revenue:
Port District Project	4.000%	1/1/15	1,000,000	1,024,860
Port District Project	5.000%	1/1/16	1,215,000	1,295,761
Port District Project	5.000%	1/1/17	2,100,000	2,267,055
Port District Project	5.000%	1/1/18	1,235,000	1,345,817
Port District Project	5.000%	1/1/19	3,490,000	3,816,106
Montgomery County, PA, Higher Education & Health Authority Hospital Revenue, Abington Memorial Hospital	5.000%	6/1/14	2,670,000	2,706,686
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply LLC	3.000%	9/1/15	25,250,000	25,935,790	(b)(c)
Pennsylvania State Economic Development Financing Authority, Exempt Facilities Revenue:
Amtrak Project	5.000%	11/1/15	500,000	538,265	(a)
Amtrak Project	5.000%	11/1/16	325,000	354,214	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Amtrak Project	5.000%	11/1/17	$1,920,000	$2,134,522	(a)
Amtrak Project	3.000%	11/1/18	750,000	770,707	(a)
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/21	3,000,000	3,462,480
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	7/1/21	7,500,000	8,489,025
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/22	4,000,000	4,481,480
Pennsylvania State Higher EFA Revenue:
AICUP Financing Program-Messiah College	4.000%	11/1/17	1,145,000	1,245,634
AICUP Financing Program-Messiah College	4.000%	11/1/18	700,000	764,309
Delware Valley College of Science & Agriculture	3.000%	11/1/15	675,000	677,943
Delware Valley College of Science & Agriculture	4.000%	11/1/17	1,030,000	1,054,761
Shippensburg University Student Services Inc.	4.000%	10/1/16	300,000	308,910
Shippensburg University Student Services Inc.	4.000%	10/1/17	265,000	273,083
Shippensburg University Student Services Inc.	4.000%	10/1/18	560,000	573,121
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.050%	4/1/15	1,250,000	1,251,862	(a)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.750%	4/1/17	1,000,000	1,009,520	(a)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.850%	10/1/17	625,000	630,744	(a)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	2.000%	4/1/18	1,000,000	1,006,760	(a)
Pennsylvania State IDA, Economic Development	5.000%	7/1/17	3,630,000	4,083,714
Pennsylvania State Turnpike Commission Revenue:
SIFMA	0.640%	12/1/17	14,000,000	14,035,000	(b)
SIFMA	0.720%	12/1/18	9,750,000	9,739,567	(b)
Philadelphia, PA, Hospitals & Higher EFA Revenue:
Temple University Health System	5.000%	7/1/15	1,000,000	1,013,640
Temple University Health System	5.000%	7/1/16	1,000,000	1,018,080
Temple University Health System	5.000%	7/1/17	1,000,000	1,021,600
Philadelphia, PA, School District, GO	5.000%	9/1/14	10,000,000	10,262,000
St. Mary Hospital Authority, PA, Health System Revenue, Catholic Health East	4.000%	11/15/14	4,330,000	4,460,203
Susquehanna, PA, Area Regional Airport Authority System Revenue	5.000%	1/1/18	3,405,000	3,596,191	(a)
Trinity, PA, Area School District, GO:
AGM	4.000%	11/1/16	5,040,000	5,436,043
AGM	5.000%	11/1/17	4,875,000	5,523,472

Total Pennsylvania				159,126,282

Puerto Rico - 0.6%
Puerto Rico Electric Power Authority, Power Revenue	5.375%	7/1/17	5,000,000	4,548,550
Puerto Rico Electric Power Authority, Power Revenue	5.500%	7/1/17	2,780,000	2,696,656
Puerto Rico Electric Power Authority, Power Revenue	5.500%	7/1/18	2,015,000	1,601,038
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue:
Ana G. Mendez University System Project	4.000%	4/1/14	1,000,000	1,000,910
Ana G. Mendez University System Project	5.000%	4/1/15	3,060,000	3,055,043

Total Puerto Rico				12,902,197

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Carolina - 1.1%
Piedmont Municipal Power Agency, SC, Electric Revenue	5.000%	1/1/15	$2,000,000	$2,083,260
South Carolina State Jobs-EDA Revenue:
Bon Secours Health Systems Inc.	4.000%	11/1/15	500,000	524,635
Bon Secours Health Systems Inc.	4.500%	11/1/17	500,000	553,560
Bon Secours Health Systems Inc.	5.000%	11/1/18	1,500,000	1,706,085
South Carolina State Public Service Authority Revenue:
Santee Cooper Project	5.000%	12/1/16	8,000,000	8,976,320
Santee Cooper Project	5.000%	12/1/17	8,000,000	9,219,760

Total South Carolina				23,063,620

Tennessee - 2.1%
Memphis, TN, Electric Systems Revenue	5.000%	12/1/15	25,000,000	27,109,750
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	9/1/15	6,000,000	6,320,220
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	9/1/16	5,000,000	5,397,700
Tennessee State Energy Acquisition Corp., Gas Revenue	5.000%	2/1/16	5,145,000	5,484,004

Total Tennessee				44,311,674

Texas - 10.3%
Central Texas Regional Mobility Authority Revenue:
Senior Lien	4.000%	1/1/15	250,000	255,757
Senior Lien	5.000%	1/1/16	250,000	265,400
Senior Lien	5.000%	1/1/18	1,000,000	1,097,140
Senior Lien	5.000%	1/1/19	500,000	552,010
Clear Creek, TX, ISD, GO	3.000%	8/14/19	9,000,000	9,609,570	(b)(c)
Clifton, TX, Higher Education Finance Corp., Education Revenue, Uplift Education	1.950%	12/1/15	250,000	245,288
Dallas, TX, GO	5.000%	2/15/18	1,675,000	1,945,328
Dallas-Fort Worth, TX, International Airport Revenue	4.000%	11/1/14	3,500,000	3,599,715
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/14	2,500,000	2,589,700
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/16	1,000,000	1,120,210
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/17	2,000,000	2,292,840
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/18	1,000,000	1,165,490
Goose Creek, TX, Consolidated ISD, GO, Schoolhouse	4.000%	2/15/19	1,000,000	1,131,510
Gulf Coast, TX, Waste Disposal Authority, U.S. Steel Corp. Project	5.750%	9/1/17	3,000,000	3,078,570
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Hermann Healthcare System	0.240%	6/1/14	2,100,000	2,101,008	(b)
Memorial Hermann Healthcare System	0.339%	6/1/15	1,700,000	1,700,986	(b)
Memorial Hermann Healthcare System	0.440%	6/1/16	2,175,000	2,177,110	(b)
Memorial Hermann Healthcare System	0.540%	6/1/17	3,600,000	3,604,608	(b)
Harris County, TX, Revenue:
Toll Road	0.470%	8/15/15	3,715,000	3,719,495	(b)
Toll Road	0.550%	8/15/16	1,600,000	1,600,368	(b)
Toll Road	0.680%	8/15/16	10,000,000	10,001,900	(b)(c)
Toll Road	0.670%	8/15/17	5,500,000	5,498,295	(b)
Toll Road	0.820%	8/15/18	4,500,000	4,509,720	(b)
Houston, TX, Airport System Revenue	5.000%	7/1/16	8,715,000	9,545,801	(a)
Houston, TX, Airport System Revenue	5.000%	7/1/17	10,000,000	11,200,100	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Katy, TX, ISD, GO, PSFG	5.000%	8/15/17	$3,475,000	$3,968,624	(b)(c)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/15	2,000,000	2,090,760	(a)
Southwest Airlines Co. Project	5.000%	11/1/17	7,710,000	8,234,280	(a)
Lower Colorado River, TX, Authority Revenue	5.000%	5/15/14	9,890,000	10,022,625
Lower Colorado River, TX, Authority Revenue	5.000%	5/15/14	110,000	111,465	(d)
Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Waste Management Inc. Project	1.500%	8/1/14	5,000,000	5,019,500	(a)(b)(c)
San Antonio, TX, GO:
General Improvement	5.000%	2/1/18	1,980,000	2,300,760
General Improvement	5.000%	2/1/19	1,395,000	1,646,505
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	5.000%	10/1/17	1,000,000	1,140,890
Texas A & M University Revenue:
Financing System	5.000%	5/15/17	1,625,000	1,858,431
Financing System	5.000%	5/15/18	1,000,000	1,171,200
Financing System	5.000%	5/15/19	2,250,000	2,679,592
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	38,325,000	43,036,292
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/15	2,700,000	2,868,129
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/16	3,265,000	3,558,850
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, 1st Tier	5.000%	12/15/17	4,000,000	4,395,160
Texas State Public Finance Authority Revenue, Unemployment Compensation	5.000%	7/1/16	20,000,000	21,708,600
Texas State Transportation Commission Turnpike System Revenue	1.250%	2/15/15	18,000,000	18,099,360	(b)(c)

Total Texas				218,518,942

U.S. Virgin Islands - 0.3%
Virgin Islands Public Finance Authority Revenue:
Senior Lien	5.000%	10/1/14	3,000,000	3,081,780
Subordinated Lien	5.000%	10/1/14	3,250,000	3,338,595

Total U.S. Virgin Islands				6,420,375

Utah - 0.8%
Nebo, UT, School District, GO:
School Board Guaranty	2.000%	7/1/16	1,245,000	1,270,062
School Board Guaranty	2.000%	7/1/17	1,000,000	1,016,450
School Board Guaranty	2.000%	7/1/18	2,100,000	2,123,037
School Board Guaranty	2.000%	7/1/19	2,195,000	2,208,675
Utah County, UT, Environmental Improvement Revenue, U.S. Steel Corp. Project	5.375%	11/1/15	10,000,000	10,164,100

Total Utah				16,782,324

Virginia - 1.4%
Henrico County, VA, EDA Revenue, Bon Secours Health Systems Inc.	4.000%	11/1/16	700,000	749,308
Virginia State Public School Authority, School Financing	5.000%	8/1/14	15,000,000	15,356,100
Wise County, VA, IDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric & Power Co.	2.375%	11/1/15	10,000,000	10,213,700	(b)(c)
York County, VA, EDA, PCR, Virginia Electric & Power Co.	4.050%	5/1/14	3,500,000	3,528,000	(b)(c)

Total Virginia				29,847,108

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 0.4%
Chelan County, WA, Public Utility, District No. 1, Consolidated Revenue	5.250%	7/1/14	$6,000,000	$6,110,580	(a)
Spokane, WA, Public Facilities District Revenue	5.000%	12/1/18	1,130,000	1,304,190
Washington State Health Care Facilities Authority Revenue, PeaceHealth	5.000%	11/1/14	1,550,000	1,597,259

Total Washington				9,012,029

West Virginia - 0.3%
West Virginia State, EDA, Solid Waste Disposal Facilities Revenue, Appalachian Power Co.	2.250%	9/1/16	6,000,000	6,079,620	(a)(b)(c)

Wisconsin - 0.3%
Milwaukee County, WI, Airport Revenue	5.000%	12/1/14	805,000	836,178	(a)
Wisconsin State Petroleum Inspection Fee Revenue	5.000%	7/1/14	3,750,000	3,823,875
Wisconsin State Transportation Revenue	4.000%	7/1/17	1,500,000	1,662,540

Total Wisconsin				6,322,593

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,022,370,438)				2,047,895,255

SHORT-TERM INVESTMENTS - 3.3%
Florida - 0.0%
Liberty County, FL, IDR, Georgia Pacific Corp. Project	0.300%	10/1/28	400,000	400,000	(a)(g)(h)

New Hampshire - 0.6%
New Hampshire State Business Finance Authority, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.290%	11/1/20	12,700,000	12,700,000	(a)(g)(h)

New York - 2.6%
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.300%	11/1/26	250,000	250,000	(g)(h)
LIQ-Dexia Credit Local	0.310%	4/1/35	12,100,000	12,100,000	(g)(h)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.300%	6/15/32	17,200,000	17,200,000	(g)(h)
SPA-Dexia Credit Local	0.300%	6/15/32	1,375,000	1,375,000	(g)(h)
SPA-Dexia Credit Local	0.310%	6/15/33	12,385,000	12,385,000	(g)(h)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.300%	8/1/22	8,650,000	8,650,000	(g)(h)
Future Tax Secured, SPA-Dexia Credit Local	0.300%	8/1/23	1,900,000	1,900,000	(g)(h)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.300%	11/1/22	1,000,000	1,000,000	(g)(h)
New York, NY, GO, Subordinated, LOC-Dexia Credit Local	0.300%	3/1/34	800,000	800,000	(g)(h)

Total New York				55,660,000

Pennsylvania - 0.1%
Mercer County, PA, GO	0.270%	10/1/31	800,000	800,000	(g)(h)

TOTAL SHORT-TERM INVESTMENTS (Cost - $69,560,000)				69,560,000

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

VALUE
TOTAL INVESTMENTS - 99.5% (Cost - $2,091,930,438#)	$2,117,455,255
Other Assets in Excess of Liabilities - 0.5%	10,896,491

TOTAL NET ASSETS - 100.0%	$2,128,351,746

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AICUP	— Association of Independent Colleges and Universities of Pennsylvania
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
GO	— General Obligation
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSFG	— Permanent School Fund Guaranty
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TFA	— Transitional Finance Authority
USD	— Unified School District

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

Summary of Investments by Industry*
Transportation	19.6%
Industrial Revenue	18.3
State General Obligation	11.1
Health Care	8.4
Special Tax Obligation	7.7
Local General Obligation	6.5
Leasing	6.1
Education	6.0
Power	5.9
Water & Sewer	3.2
Solid Waste/Resource Recovery	1.7
Pre-Refunded/Escrowed to Maturity	1.0
Housing	0.7
Other	0.5
Short-Term Investments	3.3

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of January 31, 2014 and are subject to change.

Ratings Table†

Standard & Poor’s/Moody’s/Fitch‡
AAA/Aaa	6.0%
AA/Aa	31.7
A	45.5
BBB/Baa	9.4
BB/Ba	2.9
B/B	0.3
A-1/VMIG 1	3.3
NR	0.9

100.0%

†	As a percentage of total investments.

‡	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$2,047,895,255	—	$2,047,895,255
Short-term investments†	—	69,560,000	—	69,560,000

Total investments	—	$2,117,455,255	—	$2,117,455,255

†	See Schedule of Investments for additional detailed categorizations.

(b) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$31,740,551
Gross unrealized depreciation	(6,215,734)

Net unrealized appreciation	$25,524,817

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2014, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 24, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 24, 2014